Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Impact of Adoption of IFRS 16 Standard on Lease Liabilities

The lease liabilities are presented as a separate line item in the statement of financial position.

Right-of-use by underlying asset
Oil and gas producing units	12,925
Vessels	11,996
Lands and buildings	1,011
Others	643

Total	26,575

Reconciliation Between Operating Lease Commitments and Lease Liabilities on Initial Date of IFRS 16 Apllication

Reconciliation between operating lease commitments disclosed as of December 31, 2018 and lease liabilities recognized at the date of initial application is presented below:

Commitment to operating lease as of December 31, 2018	95,379

Commitments for which lease terms have not commenced	(54,825)
Discount	(9,980)
Short-term leases and others	(3,999)

Initial application	26,575

Finance lease (IAS 17) recognized at December 31, 2018	185

Lease liability at January1, 2019	26,760